Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (8)	$ (1)	$ (6)	$ (4)
Purchased for cancellation	$ (11)	$ (224)	$ (359)	$ (1,147)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	526	201	685	665
Purchased for cancellation, shares	(107)	(2,257)	(3,791)	(11,554)
Increase (decrease) in number of ordinary shares issued, shares	419	(2,056)	(3,106)	(10,889)
Issued in connection with share-based compensation plans	$ 38	$ 15	$ 49	$ 45
Purchased for cancellation	(1)	(28)	(46)	(141)
Increase (decrease) in equity	$ 37	$ (13)	$ 3	$ (96)